THE BLACKROCK FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
--------------------------------------------------
SEMI-ANNUAL REPORT TO SHAREHOLDERS
MARCH 31, 1999
(UNAUDITED)

THE BLACKROCK FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
STATEMENT OF NET ASSETS (UNAUDITED)
MARCH 31, 1999
-------------------------------------------------------------------------------------------------------------------------------

   RATINGS**        PAR
  (UNAUDITED)      (000)                     DESCRIPTION                                                               VALUE
-------------------------------------------------------------------------------------------------------------------------------
                            COMMERCIAL MORTGAGE - BACKED SECURITIES                                98.5%

                            ASSET SECURITIZATION CORP.,
     AA           $1,000        7.36%,  Series 1996-D2, Class A2 , 02/14/29                                          $1,043,159
                            CBA MORTGAGE CORP.,
     BBB             415        7.76%,  Series 1993-C1, Class D, 12/25/03                                               410,294
                            COMM,
     AAA             425        6.46%,  Series 1999-1, Class A2, 09/15/08                                               427,059
     BBB           2,000        7.24%,  Series 1999-1, Class E, 10/15/08                                              1,951,753
                            COMMERCIAL MORTGAGE ASSET TRUST,
     AAA           1,000        6.59%,  Series 1999-C1, Class A2, 07/17/08                                            1,008,125
                            CS FIRST BOSTON MORTGAGE SECURITIES CORP.,
     A+            2,000        7.34%,  Series 1997-C1, Class C, 06/20/07                                             2,085,365
                            DLJ COMMERCIAL MORTGAGE CORP.,
    BBB-           1,500        7.63%,  Series 1998-CF2, Class B2, 11/12/31                                           1,367,286
      A            2,000        6.77%,  Series 1999-CG1, Class A3, 02/10/09                                           2,017,500
                            FDIC REAL ESTATE MORTGAGE INSURANCE CORP.,
     AAA           1,000        8.45%,  Series 1994-C1, Class 2C, 09/25/25                                            1,019,375
                            FDIC REAL ESTATE MORTGAGE INSURANCE CORP. TRUST,
     BBB             500        7.25%,  Series 1996-C1, Class 1D, 05/25/26                                              489,123
                            FIRST BOSTON MORTGAGE SECURITIES CORP.,
     AAA           2,875        6.75%,  Series 1993-M1, Class 1A, 09/25/06                                            2,893,290
                            FIRST UNION - LEHMAN BROTHERS COMMERCIAL MORTGAGE,
     BB            2,000        7.00%,  Series 1997-C1, Class F, 04/18/29                                             1,467,239
                            GMAC COMMERCIAL MORTGAGE SECURITIES, INC.,
    BBB-           2,000        7.22%,  Series 1997-C1, Class F, 11/15/11                                             1,784,527
                            LB COMMERCIAL CONDUIT MORTGAGE TRUST,
     AAA           1,350        6.40%,  Series 1998-C1, Class A2, 08/18/07                                            1,357,478
     BBB           2,000        7.05%,  Series 1995-C2, Class D, 09/25/25                                             1,967,382
     AAA           2,953#       7.43%,  Series 1996-C2, Class A, 10/25/26                                             3,087,501
                            LTC COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES,
     AA+           2,125        9.50%,  Series 1994-1, Class C, 06/15/26                                              2,133,841
                            MORGAN STANLEY CAPITAL INVESTMENTS, INC., PASS-THROUGH CERTIFICATES,
     AA            2,656        7.33%,  Series 1997-HF1, Class B, 07/15/29                                            2,776,084
      A            2,000        6.81%,  Series 1999-RM1, Class B, 12/15/31                                            2,010,000
                            MORGAN STANLEY CAPITAL INVESTMENTS,
     AAA           2,320        7.27%,  Series 1997-HF1, Class A2, 01/15/07                                           2,437,821
     AAA           4,000        6.48%,  Series 1998-HF2, Class A2, 11/15/30                                           4,027,245
                            MORTGAGE CAPITAL FUNDING, INC.,
     BB            1,000        7.15%,  Series 1996, Class G,  06/15/06                                                 832,699
      A            2,000        7.41%,  Series 1997, Class C, 07/20/27                                                2,089,779
                            NOMURA ASSET CAPITAL CORP.,
    BBB+           1,000        7.64%,  Series 1993-M1, Class A1, 11/25/03                                            1,006,719
                            OREGON COMMERCIAL MORTGAGE, INC.,
      A            1,548        7.60%,  Series 1995-1, Class C, 06/01/23                                              1,540,638
                            PAINE WEBBER MORTGAGE ACCEPTANCE CORP.,
     BBB           2,000        7.30%,  Series 1995 MI, Class D, 01/15/07                                             2,018,091
                            RESOLUTION TRUST CORP.,
    Baa1             320        7.10%,  Series 1993-C3, Class D, 12/25/24                                               320,033
                            SALOMON BROTHERS MORTGAGE SECURITIES,
     BBB           2,542        7.75%,  Series  1996-C1, Class  D, 01/20/28                                           2,572,960


                 See accompanying notes to financial statements.

THE BLACKROCK FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
STATEMENT OF NET ASSETS (UNAUDITED) (CONTINUED)
MARCH 31, 1999
-------------------------------------------------------------------------------------------------------------------------------

   RATINGS**        PAR
  (UNAUDITED)      (000)                     DESCRIPTION                                                               VALUE
-------------------------------------------------------------------------------------------------------------------------------
                            SOUTHERN PACIFIC THRIFT AND LOAN ASSOCIATION,
     BBB          $1,000        7.47%,  Series 1996-C1, Class D, 02/14/29                                              $993,750
                            STRUCTURED ASSET SECURITIES CORP.,
     A+            1,000        7.38%,  Series 1995-C1, Class D, 09/25/24                                             1,004,375
      A            1,900        7.00%,  Series 1995-C4, Class C, 06/25/26                                             1,920,045
                                                                                                                     ----------

                            TOTAL COMMERCIAL MORTGAGE - BACKED SECURITIES
                            (COST $52,353,613)                                                                       52,060,536
                                                                                                                     ----------

                            SHORT-TERM INVESTMENTS                                                  1.6%
                            FEDERAL HOME LOAN BANK DISCOUNT NOTES
     865                    4.80% DUE 4/01/99 (COST $865,000)                                                           865,000
                                                                                                                     ----------
                            TOTAL INVESTMENT IN SECURITIES (COST $53,218,613*)                    100.1%             52,925,536

                            LIABILITIES IN EXCESS OF OTHER ASSETS                                  (0.1%)               (66,640)
                                                                                                  -----------------------------
                            NET ASSETS (APPLICABLE TO 56,371 INSTITUTIONAL SHARES OUTSTANDING)    100.0%            $52,858,896
                                                                                                  =============================

                            NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
                            PER SHARE
                            ($52,858,896 / 56,371)                                                                      $937.70
                                                                                                                     ==========

-------------------------------------------------------------------------------------------------------------------------------
*   Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
    Gross unrealized appreciation                                                                                      $405,364
    Gross unrealized depreciation                                                                                      (698,441)
                                                                                                                     ----------
                                                                                                                      ($293,077)
                                                                                                                     ==========
**  Using the higher of Standard & Poor's, Moody's or Fitch's rating.
#   Principal amount of securities pledged as collateral of $2,953,000 on 50 long U.S. Treasury Notes future contracts, 31 long
    U.S. Treasury Bond future contracts and 41 short U.S Treasury Notes future contracts expiring June 1999. The value of such contracts on March 31, 1999 was $18,919,719, thereby resulting in an unrealized gain of $26,817.

THE BLACKROCK FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                                                       For the Six
                                                         Months
                                                          Ended
                                                         3/31/99
                                                       ------------
Investment Income:                                      (Unaudited)

     Interest                                          $ 1,890,917
                                                       -----------
Expenses:
     Investment advisory fee                                64,034
     Administration fee                                     58,912
     Custodian fee                                           5,712
     Transfer agent fee                                      7,745
     Legal and audit                                         1,537
     Printing                                                1,241
     Trustees fees and officer's salary                        881
     Other                                                   6,988
                                                       -----------
          Total expenses                                   147,050

         Less fees voluntarily waived                      (52,442)
                                                       -----------
             Total expenses                                 94,608
                                                       -----------
    Net investment income                                1,796,309
                                                       -----------

Realized and unrealized gain (loss) on investments:

Realized gain from:
          Investment transactions                          156,335
          Futures contracts                                 71,123
                                                       -----------
                                                           227,458
                                                       -----------
Change in unrealized depreciation from:
          Investments                                   (1,222,531)
          Futures contracts                               (494,081)
                                                       -----------
                                                        (1,716,612)
                                                       -----------
Net loss on investments                                 (1,489,154)
                                                       -----------
Net increase in net assets resulting from operations   $   307,155
                                                       ===========

                  See accompanying notes to finacial statements

THE BLACKROCK FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

                                                                            For the Six
                                                                               Months       For the Year
                                                                               Ended           Ended
Increase (decrease) in net assets:                                            3/31/99         9/30/98
                                                                           -------------    ------------
                                                                            (Unaudited)
Operations:

     Net investment income                                                 $   1,796,309    $   5,714,822

     Net realized gain on investments and futures transactions                   227,458        4,322,510

     Net unrealized depreciation on investments and futures transactions      (1,716,612)      (3,353,002)
                                                                           -------------    -------------
     Net increase in net assets resulting from operations                        307,155        6,684,330
                                                                           -------------    -------------
Distributions to shareholders from:
     Net investment income                                                    (1,796,309)      (5,714,822)
     Net realized gains                                                       (4,419,435)      (1,765,966)
                                                                           -------------    -------------
                                                                              (6,215,744)      (7,480,788)
                                                                           -------------    -------------
Capital share transactions:
     Proceeds from shares sold                                                 6,000,000               --
     Net asset value of shares issued in reinvestment
           of dividends                                                        6,167,033        7,985,972
     Net asset value of shares redeemed                                               --      (81,840,000)
                                                                           -------------    -------------
                                                                              12,167,033      (73,854,028)
                                                                           -------------    -------------

     Total increase (decrease) in net assets                                   6,258,444      (74,650,486)
                                                                           -------------    -------------

Net Assets:

   Beginning of period                                                        46,600,452      121,250,938
                                                                           -------------    -------------
   End of period                                                           $  52,858,896    $  46,600,452
                                                                           =============    =============

                 See accompanying notes to financial statements

THE BLACKROCK FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------

For a share outstanding throughout the period:                              For the Six      For the Year    For the Year
                                                                            Months Ended        Ended           Ended
                                                                               3/31/99         9/30/98         9/30/97
                                                                            ------------     ------------    ------------
                                                                            (Unaudited)
PER SHARE OPERATING
   PERFORMANCE:

Net asset value, beginning of period                                          $ 1,056.37      $1,056.37       $1,016.08
                                                                              ----------      ---------       ---------

   Net investment income                                                           34.69          74.41           73.74
   Net realized and unrealized gain (loss) on investments                         (31.23)         15.26           49.82
                                                                              ----------      ---------       ---------
     Net increase from investment operations                                        3.46          89.67          123.56
                                                                              ----------      ---------       ---------

   Distributions from net investment income                                       (34.69)        (74.41)         (73.74)
   Distributions from net realized capital gains                                  (87.44)        (15.26)          (9.53)
                                                                              ----------      ---------       ---------
     Total dividends and distributions                                           (122.13)        (89.67)         (83.27)
                                                                              ----------      ---------       ---------

   Net asset value, end of period                                                $937.70      $1,056.37       $1,056.37
                                                                              ==========      =========       =========

TOTAL RETURN                                                                        0.47%          9.06%          12.67%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                                         $52,859        $46,600        $121,251

Ratio of expenses to average net assets                                             0.37%(b)       0.37%           0.37%
Ratio of expenses to average net assets (excluding waivers)                         0.57%(b)       0.61%           0.62%

Ratio of net investment income to average net assets                                7.01%(b)       7.28%           7.13%
Ratio of net investment income to average net assets (excluding waivers)            6.81%(b)       7.04%           6.88%

Portfolio turnover rate                                                               62%            11%             52%

----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

For a share outstanding throughout the period:                              For the Period    For the Period      For the Period
                                                                            4/1/96 through    7/1/95 through    10/6/94 (a) through
                                                                               9/30/96           3/31/96             6/30/95
                                                                            --------------    --------------    -------------------

PER SHARE OPERATING
   PERFORMANCE:

Net asset value, beginning of period                                           $1,019.41        $1,068.11            $1,000.00
                                                                               ---------        ---------            ---------

   Net investment income                                                           38.33            61.37                55.81
   Net realized and unrealized gain (loss) on investments                          (3.33)           (9.06)               68.11
                                                                               ---------        ---------            ---------
     Net increase from investment operations                                       35.00            52.31               123.92
                                                                               ---------        ---------            ---------

   Distributions from net investment income                                       (38.33)          (61.37)              (55.81)
   Distributions from net realized capital gains                                      --           (39.64)                  --
                                                                               ---------        ---------            ---------
     Total dividends and distributions                                            (38.33)         (101.01)              (55.81)
                                                                               ---------        ---------            ---------

   Net asset value, end of period                                              $1,016.08        $1,019.41            $1,068.11
                                                                               =========        =========            =========

TOTAL RETURN                                                                        3.53%            5.02%               12.78%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                                        $121,738         $117,569             $112,810

Ratio of expenses to average net assets                                             0.37%(b)         0.37%(b)             0.37%(b)
Ratio of expenses to average net assets (excluding waivers)                         0.51%(b)         0.37%(b)             0.45%(b)

Ratio of net investment income to average net assets                                7.60%(b)         7.77%(b)             7.54%(b)
Ratio of net investment income to average net assets (excluding waivers)            7.45%(b)         7.76%(b)             7.46%(b)

Portfolio turnover rate                                                               24%             119%                 215%

-----------------------------------------------------------------------------------------------------------------------------------

(a) Commencement of investment operations.
(b) Annualized.


                 See accompanying notes to financial statements

BLACKROCK FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(A)  ORGANIZATION AND ACCOUNTING POLICIES

     BlackRock Funds(SM) (the "Fund") was organized on December 22, 1988 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 36 investment portfolios. These financial statements relate to the Fund's Multi-Sector Mortgage Securities Portfolio III (the "Portfolio"). The Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001.
     As of March 31, 1999, 99.93% of the shares of capital stock of the Portfolio are owned by Ameritech Pension/VEBA Fund.
     The following is a summary of significant accounting policies followed by the Fund.

SECURITIES VALUATION: The Fund values mortgage-backed, asset-backed and other debt securities on the basis of current market quotations provided by dealers or pricing services approved by the Fund's Board of Trustees. In determining the value of a particular security, pricing services may use certain information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities, various relationships observed in the market between securities and calculated yield measures based on valuation technology commonly employed in the market for such securities. Exchange-traded options are valued at their last sales price as of the close of options trading on the applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Any securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees.
     Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, if their term to maturity from date of purchase was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity from date of purchase exceeded 60 days.
     In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

FUTURES TRANSACTIONS: The Portfolio invests in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The Portfolio may enter into futures contracts subject to certain limitations. Upon entering into a futures contract, the Portfolio is required to deposit cash or pledge U.S. Government securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

BLACKROCK FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and the Fund accretes premium or amortizes discount on securities purchased using the interest method.

TAXES: It is the Fund's intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, will be distributed at least annually.

(B)  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc., a wholly-owned subsidiary of BlackRock, Inc., serves as investment advisor for the Portfolio. BlackRock Financial Management, Inc., a wholly-owned subsidiary of BlackRock Advisors, Inc., serves as sub-advisor to the Portfolio. BlackRock, Inc. is an indirect wholly-owned subsidiary of PNC Bank Corp.

     For its advisory services, BlackRock Advisors, Inc. is entitled to receive fees, computed daily and paid quarterly, at the annual rate of .25% of the Portfolio's average daily net assets.

     BlackRock Advisors, Inc. may, at its discretion, waive all or any portion of its advisory fee for the Portfolio and may reimburse the Portfolio for certain operating expenses. For the period ended March 31, 1999, advisory fees and waiver for the Portfolio were as follows:

                                   GROSS                             NET
                                 ADVISORY                         ADVISORY
                                    FEE           WAIVER             FEE
                                    ---           ------             ---
Multi-Sector Mortgage
Securities Portfolio III          $64,034         $9,703           $54,331

     PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., BlackRock Advisors, Inc., and BlackRock Distributors, Inc. ("BDI") act as co-administrators for the Fund. The combined administration fee is computed daily and payable monthly, based on a percentage of the average daily net assets of the Portfolio, at the following annual rates: .23% of the first $500 million,
 .21% of the next $500 million, .19% of the next $1 billion and .18% of the average daily net assets in excess of $2 billion.

     PFPC and BDI may, at their discretion, voluntarily waive all or any portion of their administration fees for the Portfolio. For the period ended March 31, 1999, administration fees and waivers for the Portfolio were as follows:

                                    GROSS                             NET
                               ADMINISTRATION                   ADMINISTRATION
                                     FEE            WAIVER            FEE
                                     ---            ------            ---
Multi-Sector Mortgage
Securities Portfolio III            $58,912         $42,739         $16,173

     In addition, PFPC Trust Co. (formerly PNC Bank, National Association) serves as custodian for the Portfolio. PFPC serves as transfer and dividend disbursing agent.

     BlackRock Advisors, Inc. voluntarily agreed to waive fees and reimburse expenses to the extent necessary to cap the Portfolio's expenses (exclusive of advisory fees) at no more than .12% of its average daily net assets for the period ended March 31, 1999.

BLACKROCK FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

(C)  PORTFOLIO SECURITIES

     Purchases and sales of investment securities, other than short-term investments and government securities, for the period ended March 31, 1999, were $47,300,631 and $29,252,142, respectively. Purchases and sales of government securities for the period ended March 31, 1999 were $4,665,820 and $5,079,285, respectively.

(D)  CAPITAL SHARES

Transactions in capital shares were as follows:

                                                    For the Six    For the Year
                                                   Months Ended        Ended
                                                     03/31/99        09/30/98
                                                     --------        --------
Shares sold ....................................       5,819              --

Shares issued in reinvestment of dividends .....       6,438           7,633

Shares redeemed ................................          --         (78,300)
                                                      ------         -------
Net increase (decrease) ........................      12,257         (70,257)
                                                      ======         =======

(E) AT MARCH 31, 1999, NET ASSETS CONSISTED OF:

Capital paid-in ................................   $ 53,364,695

Accumulated net realized loss on investment
    transactions and futures contracts .........       (239,848)

Net unrealized depreciation on investment
    transactions and futures contracts .........       (265,951)
                                                   ------------
                                                   $ 52,858,896
                                                   ============

INVESTMENT ADVISER                         CO-ADMINISTRATOR AND TRANSFER AGENT
BlackRock Advisor, Inc.                    PFPC Inc.
New York, New York 10154                   Wilmington, Delaware 19809

SUB-ADVISER                                CO-ADMINISTRATOR AND DISTRIBUTOR
BlackRock Financial Management, Inc.       BlackRock Distributors, Inc.
New York, New York 10154                   West Conshohocken, Pennsylvania 19428

CUSTODIAN                                  CO-ADMINISTRATOR
PFPC Trust Co.                             BlackRock Advisor, Inc.
Philadelphia, Pennsylvania 19101           New York, New York 10154

                                           COUNSEL
                                           Simpson, Thatcher & Bartlett
                                           New York, New York
                                           10017
                                           (A partnership
                                           which includes
                                           professional
                                           corporations)

                                           INDEPENDENT ACCOUNTANTS
                                           PricewaterhouseCoopers LLP
                                           Philadelphia, Pennsylvania 19103


This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

BlackRock Funds
103 Bellevue Parkway
Wilmington, Delaware 19809


--------------------------------------------------------------------------------
SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------